Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Taxes.
Income tax withheld on divided income earned on investment	$ 0.0	$ 0.0	$ 18.3